Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Apr. 06, 2021	Mar. 22, 2021	Mar. 17, 2021	Mar. 04, 2021	Feb. 24, 2021	Feb. 22, 2021	Jan. 20, 2021	Dec. 31, 2020	Apr. 02, 2021	Jan. 04, 2021	Dec. 31, 2019
Bid price rule								On July 2, 2020, NASDAQ had notified the Company of its noncompliance with the minimum bid price of $1.00 over the previous 30 consecutive business days as required by the Listing Rules of the NASDAQ Stock Market. On December 29, 2020, the Company received written notification granting the Company a 180-day extension, or until June 28, 2021, to regain compliance with the minimum bid price requirement. Subsequently, from January 28, 2021 to February 16, 2021, the Company's closing bid price for its common shares were $1.00 per share or greater and, On February 17, 2021, NASDAQ informed the Company that it had regained compliance with the exchange's minimum closing bid price rule (NASDAQ Listing Rule 5550(a)(2)).
Common stock, shares issued								21,962,881			21,370,280
Common stock, shares outstanding								21,962,881			21,370,280
Total long-term debt outstanding								$ 54,260			$ 58,919
Mr. Valentis [Member]
Percentage of beneficially owned common stock								79.60%
Subsequent Event [Member] | Eighthone Corp [Member]
Minimum liquidity amount required				$ 500
Subsequent Event [Member] | Mr. Valentis [Member]
Percentage of beneficially owned common stock	47.30%
Subsequent Event [Member] | Series A Convertible Preferred Shares [Member]
Convertible preferred shares, dividend per share		$ 0.1615				$ 0.1615	$ 0.1615
Convertible preferred stock dividends paid	$ 83
Subsequent Event [Member] | Warrant Exercises [Member]
Exercised warrants	144,500
Proceeds from warrants exercised	$ 200
Common stock, shares issued	37,225,792
Common stock, shares outstanding	37,225,792
Subsequent Event [Member] | Amendment to Eighthone Loan [Member]
Minimum Liquidity amount & Minimum Security Cover description				The Minimum Liquidity amount shall remain at $0.5 million through 2021 and increase to $0.75 million thereafter until maturity. The Minimum Security Cover shall remain at 115% of the outstanding loan (currently $24 million) through 2021 and increase to 125% thereafter. All other terms and conditions shall remain in full force and effect.
Subsequent Event [Member] | Refinance of Eighthone Loan [Member] | Eighthone Corp [Member]
Total long-term debt outstanding			$ 17,000
Cash used to repay the existing loan			$ 7,300
Loan amortization profile			The new five year loan has quarterly amortization of $0.3 million with $11 million due at maturity. The loan is priced at Libor + 3.35%.
Long term debt balloon payment			$ 11,000
Subsequent Event [Member] | Series A Convertible Preferred Shares Conversions [Member]
Conversion of preferred shares	58,814 of Series A Convertible Preferred Shares were converted into 1,052,529 registered common shares
Shares issued upon conversion	1,052,529
Subsequent Event [Member] | $25.0 Million Private Placement of Common Stock [Member]
Gross proceeds from private placement					$ 25,000
Number of common stock issued					14,285,715
Price per share of common stock					$ 1.75
Subsequent Event [Member] | Amended & Restated Promissory Note [Member]
Number of common shares issued									47,827	64,446